Leases - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	$ 3,059
Balance – End of period	2,038	$ 3,059
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	2,937
Balance – End of period	1,921	2,937
Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	122
Balance – End of period	117	122
Costs
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	5,304	4,158
Additions (Amortization)	425	1,317
Disposals	(315)	(7)
Effects of foreign exchange	(315)	(164)
Balance – End of period	5,099	5,304
Costs | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	4,974	3,861
Additions (Amortization)	361	1,238
Disposals	(315)	0
Effects of foreign exchange	(303)	(125)
Balance – End of period	4,717	4,974
Costs | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	330	297
Additions (Amortization)	64	79
Disposals	0	(7)
Effects of foreign exchange	(12)	(39)
Balance – End of period	382	330
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(2,245)	(1,360)
Additions (Amortization)	(1,006)	(973)
Disposals	(42)
Effects of foreign exchange	148	88
Balance – End of period	(3,061)	(2,245)
Accumulated amortization | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(2,037)	(1,190)
Additions (Amortization)	(935)	(898)
Disposals	(42)
Effects of foreign exchange	134	51
Balance – End of period	(2,796)	(2,037)
Accumulated amortization | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(208)	(170)
Additions (Amortization)	(71)	(75)
Disposals	0
Effects of foreign exchange	14	37
Balance – End of period	$ (265)	$ (208)